Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments [Abstract]
Schedule of Derivative Financial Instruments
	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Price Protection Agreement	—	30,339	177,450